Leases - Summary of Changes in Right of Use Assets (Parenthetical) (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Discontinue the construction of the group's second production facility in China (Asia III)
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Asset impairment charge	$ 3.9